Loss Per Share (EPS)	9 Months Ended
Sep. 30, 2012
Loss Per Share (EPS)

8. Loss Per Share (EPS)

Basic EPS is calculated in accordance with ASC 260, Earnings per Share, by dividing net income or loss attributable to common stockholders by the weighted average common stock outstanding. Diluted EPS is calculated in accordance with ASC 260 by adjusting weighted average common shares outstanding for the dilutive effect of common stock options, warrants, convertible preferred stock and accrued but unpaid convertible preferred stock dividends. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive. Weighted average common stock equivalents that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Three Months Ended September 30,		Nine Months ended September 30,
	2012	2011	2012	2011
Common stock warrants	3,555	28,086	3,584	29,366
Stock options	948,238	1,502,469	956,654	1,573,106

Total potentially dilutive securities	951,793	1,530,555	960,238	1,602,472